                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 9/30/08

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Firelake Capital Management, LLC
Address: 575 High Street, Suite 330
         Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:  Martin L. Lagod
Title: Managing Director
Phone: 650-321-0880

Signature, Place, and Date of Signing:


            Martin L. Lagod                New York, NY       November 12, 2008
-------------------------------------   ------------------   -------------------
             [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          22
Form 13F Information Table Value Total:     $76,592
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                                                                             VOTING AUTHORITY
                                   TITLE OF            VALUE     SHARE /  SHARE PUT / INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                       CLASS    CUSIP   (X1000) PRN AMOUNT  / PRN CALL  DISCRETION MANAGERS    SOLE   SHARED NONE
--------------                     -------- --------- ------- ---------- ------ ----- ---------- -------- --------- ------ ----
ADVANCED ANALOGIC TECH INC CMN        COM   00752J108   6185   1,330,000   SH            SOLE             1,330,000
ALTAIR NANOTECHNOLOGIES INC CMN       COM   021373105     24      10,000   SH            SOLE                10,000
AMERICAN SUPERCONDUCTOR CORP CMN      COM   030111108    589      25,000   SH            SOLE                25,000
APPLIED MICRO CIRCUITS CORP CMN       COM   03822W406   4018     671,900   SH            SOLE               671,900
ARUBA NETWORKS, INC. CMN              COM   043176106   6669   1,300,000   SH            SOLE             1,300,000
ATHEROS COMMUNICATIONS INC CMN        COM   04743P108   6602     280,000   SH            SOLE               280,000
CYBERSOURCE CORP CMN                  COM   23251J106   8377     520,000   SH            SOLE               520,000
DATA DOMAIN INC CMN                   COM   23767P109   9799     440,000   SH            SOLE               440,000
ECHELON CORP CMN                      COM   27874N105   2865     290,000   SH            SOLE               290,000
ENER1 INC CMN                         COM   29267A203   1718     220,000   SH            SOLE               220,000
LEADIS TECHNOLOGY, INC. CMN           COM   52171N103   1575   2,100,000   SH            SOLE             2,100,000
MAXWELL TECHNOLOGIES INC. CMN         COM   577767106   2401     180,000   SH            SOLE               180,000
MEMSIC INC CMN                        COM   586264103    986     450,000   SH            SOLE               450,000
MONOLITHIC POWER SYSTEMS, INC. CMN    COM   609839105   3735     215,011   SH            SOLE               215,011
NETLOGIC MICROSYSTEMS, INC. CMN       COM   64118B100   8467     280,000   SH            SOLE               280,000
NETWORK EQUIPMENT TECHNOLOGIES CMN    COM   641208103   1231     360,000   SH            SOLE               360,000
RENTECH INC CMN                       COM   760112102   2195   1,650,000   SH            SOLE             1,650,000
SATCON TECHNOLOGY CORP CMN            COM   803893106    985     550,000   SH            SOLE               550,000
SYNTHESIS ENERGY SYSTEMS INC. CMN     COM   871628103    728     150,000   SH            SOLE               150,000
UNIVERSAL DISPLAY CORP CMN            COM   91347P105   1096     100,000   SH            SOLE               100,000
VIRAGE LOGIC CORP CMN                 COM   92763R104   3769     638,800   SH            SOLE               638,800
MELLANOX TECHNOLOGIES, LTD. CMN       COM   M51363113   2578     249,542   SH            SOLE               249,542